Annual Total Returns[BarChart] - Direxion Daily SP Biotech Bear 3X Shares - Direxion Daily S&P Biotech Bear 3X Shares	2016	2017	2018	2019	2020
Total	(39.05%)	(75.63%)	(7.08%)	(70.61%)	(89.75%)